Net revenue (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue by client concentration
Revenue	R$ 2,233,466	R$ 2,187,710	R$ 1,444,380
Top client
Revenue by client concentration
Revenue	185,317	325,505	283,311
Top 10 clients
Revenue by client concentration
Revenue	R$ 887,282	R$ 1,079,941	R$ 913,890